Business combination (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business combination
Pro forma revenues	$ 17,720,359	$ 16,376,697
Pro forma net (loss) income	$ (50,050,693)	$ 6,434,545